UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08266
The India Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, New York 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: December 31
Date of reporting period: July 1, 2010 — June 30, 2011_
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	SEDOL	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
Redington India Ltd	REDI IN	B1R3S15 IN	7/22/2011	Chennai	1. To receive, consider and adopt the audited Balance Sheet of the Company as at March 31, 2011, the Profit and Loss Account for the financial year ended on that date and the Reports of the Directors and Auditors thereon.	MGMT	No	DNA	DNA
					2. To declare Dividend for the year ended March 31, 2011.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. N. Srinivasan, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Tu, Shu-Chyuan, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint Auditors to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting on such remuneration to be fixed by the Board of Directors. Mis. Deloitte Haskins & Sells, Chartered Accountants, the retiring Auditors, are eligible for re-appointment.	MGMT	No	DNA	DNA
					6. To consider and if thought fit, to pass, with or without modification(s) the following Resolution as an Ordinary Resolution: “RESOLVED that pursuant to sections 198,269,309, Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956, approval of the Company be and is hereby accorded for the re-appointment of Mr. M. Raghunandan, as a Whole -Time Director of the Company for a period of two years with effect from March 1, 2011 on the salary, perquisites and benefits as set out in the explanatory statement attached to this notice.”	MGMT	No	DNA	DNA
					7. To consider and if thought fit, to pass, with or without modification(s) the following as an Ordinary Resolution:	MGMT	No	DNA	DNA
“RESOLVED that in accordance with the provisions of Section 269 and other applicable provisions if any, of the Companies Act, 1956 and subject to approval of the Central Government, approval of the Company be and is hereby accorded for re-appointment of Mr. R. Srinivasan as Managing Director of the Company for a period of five years with effect from July 1, 2011 without payment of any remuneration excepting reimbursement of the expenses incurred by him in connection with the business of the company and on the terms and conditions contained in the agreement entered between Mr. R. Srinivasan and the Company.”

Dr. Reddy’s Laboratories	DRRD IN	6410959 IN	7/21/2011	Hyderabad	1. To receive, consider and adopt the Balance Sheet’t as at 31 March 2011 and the Profit & Loss account 01 the Company for the year ended on that date along with the Reports of the Directors’ and Auditor;’ thereon.	MGMT	No	DNA	DNA
					2. To declare dividend on the equity shares for the financial year 2010-11	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Anupam Puri, who retires by rotation, and being eligible, seeks re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Dr. Bruce L A Carter, who retires by rotation, and being eligible, seeks re-appointment.	MGMT	No	DNA	DNA
					5. To appoint the Statutory Auditor; and fix their remuneration. The retiring Auditors B S R & Co., Chartered Accountants are eligible for re-appointment.	MGMT	No	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	SEDOL	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					6. RE-APPOINTMENT OF DR. KANJI REDDY AS WHOLE-TIME DIRECTOR DESIGNATED AS CHAIRMAN	MGMT	No	DNA	DNA
					7. RE-APPOINTMENT OF MR., G V PRASAD AS WHOLE-TIME DIRECTOR DESIGNATED AS VICE-CHAIRMAN AND CHIEF EXECUTIVE OFFICER.	MGMT	No	DNA	DNA

Cadila Healthcare Limited	CDH IN	6378905 IN	7/19/2011	Ahmedabad	1. To receive, consider and adopt the audited Balance Sheet as at and the Profit and Loss Account of the Company for the year ended on 31st March, 2011 and the Reports of the Directors and Auditors thereon.	MGMT	No	DNA	DNA
					2. To declare dividend on Equity Shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Humayun Dhanrajgir, who retires by rotation and being eligible offers himself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint Statutory Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.	MGMT	No	DNA	DNA
					5. Re-appointment of Mr. Pankaj R. Patel as Managing Director of the Company for a period of five years with effect from 1st September, 2011 on a remuneration upto 5% of the net profits of the Company computed in the manner laid down in sections 349 and 350 of the Act during& any financial year or such other limits as may be prescribed by Central Government from time to time and on other terms and conditions as set out in the draft agreement.	MGMT	No	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	SEDOL	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					6. RESOLVED THAT Mr. Nitin Raojibhai Desai, who was appointed by the Board of Directors as an Additional Director of the Company with effect from 6th May. 2011 and who holds office upto the date of this Annual General Meeting of the Company in terms of section 260 of the Companies Act, 1956 [’the Act’] and in respect of whom the Company has received a notice in writing from a member under section 257 of the Act together with deposit of Rs, 500/· in cash proposing his candidature for the office of the Director of the Company be and is hereby appointed as a Director of the Company liable to retire by rotation.	MGMT	No	DNA	DNA

ITC Limited	ITC IN	B0JGGP5 IN	7/19/2011	Kolkata	1. To consider and adopt the Accounts of the Company for the financial year ended 31st March, 2011, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon.	MGMT	No	DNA	DNA
					2. To declare dividend for the financial year ended 31st March, 2011.	MGMT	No	DNA	DNA
					3. To elect Directors in place of those retiring by rotation.	MGMT	No	DNA	DNA
					4. To appoint Auditors and to fix their remuneration. In this connection, to consider and, if thought fit, to pass the following resolution which will be proposed as a Special Resolution:- Resolved that Messrs. Deloitte Haskins & Sells, Chartered Accountants (Registration No. 302009E), be and are hereby appointed as the Auditors of the Company to hold such office until the conclusion of the next Annual General Meeting to conduct the audit at a remuneration of Rs. 165,00,000/- payable in one or more installments plus service tax as applicable, and reimbursement of out-of-pocket expenses incurred.”	MGMT	No	DNA	DNA
					5. To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- Resolved that Mr. Krishnamoorthy Vaidyanath be and is hereby appointed a Director of the Company, liable to retire by rotation, for a period of five years from the date of this Meeting, or till such earlier date to conform with the policy on retirement as may be determined by the Board of Directors of the Company and for by any applicable statutes, rules, regulations or guide1ines.	MGMT	No	DNA	DNA
					6. To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- Resolved that, in accordance with the applicable provisions of the Companies Act, 1956, or any amendment thereto or re-enactment thereof, this Meeting hereby approves the appointment of Mr. Nakul Anand as a Director, liable to retire by rotation, and also as a Wholetime Director of the Company, for a period of three years with effect from 3rd January, 2011, or till such earlier date to conform with the policy on retirement as may be determined by the Board of Directors of the Company and 1 or by any applicable statutes, rules, regulations or guidelines, on such remuneration as set out in the Explanatory Statement annexed to the Notice convening this Meeting.	MGMT	No	DNA	DNA
					7. To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution :- “Resolved that, in accordance with the applicable provisions of the Companies Act, 1956, or any amendment thereto or re-enactment thereof, this Meeting hereby approves the appointment of Mr. Pradeep Vasant Dhobale as a Director, liable to retire by rotation. and also as a Wholetime Director of the Company, for a period of three years with effect from 3rd January, 2011, or till such earlier date to conform with the policy on retirement as may be determined by the Board of Directors of the Company and I or by any applicable statutes, rules, regulations or guidelines, on such remuneration as set out in the Explanatory Statement annexed to the Notice convening this Meeting.”	MGMT	No	DNA	DNA
					8. To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- Resolved that, in accordance with the applicable provisions of the Companies Act, 1956, or any amendment thereto or re-enactment thereof, this Meeting hereby approves the re-appointment of Mr. Yogesh Chander Deveshwar as a Director, not liable to retire by rotation, and also as a Wholetime Director and Chairman of the Company, for a period of five years with effect from 5th February, 2012, on such remuneration as set out in the Explanatory Statement annexed to the Notice convening this Meeting.	MGMT	No	DNA	DNA

Thermax Limited	TMX IN	B10SSP1 IN	7/22/2011	Pune	1. To receive, consider and adopt the audited Profit and Loss Account for the financial year ended on March 31, 2011, the Balance Sheet as at that date, together with the reports of the Auditors and Board of Directors, thereon.	MGMT	No	DNA	DNA
					2. To declare dividend.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mrs. A. R. Aga, who retires by rotation and being eligible, offers herself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Tapan Mitra who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint M/s. B.K. Khare & Co., Chartered Accountants, as Statutory Auditors of the Company, to hold office from the conclusion of this Annual General Meeting upto the conclusion of the next Annual General Meeting and to authorize the Audit Committee of the Board to fix their remuneration.	MGMT	No	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	SEDOL	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					6. To consider, and if thought fit, pass with or without modification(s), the following resolution as an Ordinary Resolution: RESOLVED THAT Mr. Nawshir Mirza, who was appointed as an Additional Director at the Meeting of the Board of Directors held on May 3, 2011 and who holds office under Section 260 of the Companies Act, 1956 (the Act) upto the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing under Section 257 of the Act, proposing his candidature for the office of Director, be and is hereby appointed as a Director of the Company, liable to retire by rotation.	MGMT	No	DNA	DNA

UTV Software Communications Limited	UTV IN	B06CRH5 IN	7/18/2011	Mumbai	1. To receive, consider and adopt the Audited Balance Sheet as at 31st March, 2011 and the Profit and Loss Account for the financial year ended on that date and Reports of Directors and Auditors thereon.	MGMT	Yes	For	For
					2. To appoint a Director in place of Mr.Narendra Ambwani, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr.Prem Mehta, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr.Suketu Shah, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					5. To appoint M/s. Price Waterhouse & Co., (Registration No. 007567S) Chartered Accountants, Mumbai as Statutory Auditors of the Company from the conclusion of this meeting until the conclusion of the next Annual General meeting and to authorize the Board of Directors to fix their remuneration.	MGMT	Yes	For	For
					6. To consider and, if thought fit, to pass with or without modification (s), the following resolution as a Special Resolution : RESOLVED THAT pursuant to the provisions of Sections 198, 269, 309, 310 and 311 and all other applicable provisions of the Companies Act, 1956 (hereinafter referred to as the ‘Act’) read with Schedule XIII of the Act and such other consent/s, permission/s and approval/s as may be required, if any, the Company hereby approves the appointment/re-appointment of Mr. Rohinton Screwvala as CMD & Chief Executive Officer of the Company for a period of 5 (Five) Years commencing from 1st August, 2011 on the terms and conditions as set out in the Explanatory statement and in the agreement entered into/to be entered into in this behalf, with liberty to the Board of Directors/Remuneration committee to alter and vary the terms and conditions of the said appointment and/or agreement in such manner as may be agreed to between the Board/Remuneration Committee and Mr. Rohinton Screwvala (“the appointee).	MGMT	Yes	For	For

JSW Steel Limited	JSTL IN	6101640 IN	7/25/2011	Mumbai	1. To receive, consider and adopt the Audited Balance Sheet as at 31st March, 2011 and the Profit and Loss Account for the financial year ended on that date and Reports of Directors and Auditors thereon.	MGMT	Yes	For	For
					2. To declare dividend on 10% Cumulative Redeemable Preference Shares	MGMT	Yes	For	For
					3. To declare dividend on equity shares	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr.Seshagiri Rao M. V. S, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr.Sudipto Sarkar, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					6. To appoint a Director in place of Mr.Jayant Acharya. S, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					7. To appoint a Director in place of Mr.Kannan Vijayaraghavan, who retires by rotation and being eligible, offers himself for reappointment.	MGMT	Yes	For	For
					8. To appoint M/s Deloitte Haskins & Sells, Chartered Accountants, as Statutory Auditors of the company and to fix their remuneration.	MGMT	Yes	For	For
					9. To approve the increase in the ceiling on remuneration payable to Mr. Seshagiri Rao M.V.S with effect from 04/01/2011 from Rs. 2,800,000 per month to Rs, 5,000,000 per month.	MGMT	Yes	For	For
					10. To approve the increase in the ceiling on remuneration payable to Dr. Vinod Nowal with effect from 04/01/2011 from Rs. 2,500,000 per month to Rs, 5,000,000 per month.	MGMT	Yes	For	For
					11. To approve the increase in the ceiling on remuneration payable to Mr. Jayant Acharya with effect from 04/01/2011 from Rs. 1,800,000 per month to Rs, 5,000,000 per month.	MGMT	Yes	For	For

GODREJ CONSUMER PRODUCTS LTD	GCPL IN	B1BDGY0 IN	7/23/2011	Mumbai	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	Yes	For	For
					2. To declare dividend on equity shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Dr. Omkar Goswami, who retires by rotation, and offers himself for re-appointment	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. Jamshyd Godrej, who retires by rotation, and offers himself for re-appointment	MGMT	Yes	For	For
					5. To appoint auditors and to fix their remuneration. M/s Kalyaniwalla & Mistry, Chartered Accountants, the retiring Auditors are eligible for reappointment.	MGMT	Yes	For	For
					6. Ms. Tanya Dubash, who was appointed as an Additional Director of the company, is appointed as Director of the Company.	MGMT	Yes	For	For

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	SEDOL	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					7. Ms. Nisaba Godrej, who was appointed as an Additional Director of the company, is appointed as Director of the Company.	MGMT	Yes	For	For
					8. Mr. Narendra Ambwani, who was appointed as an Additional Director of the company, is appointed as Director of the Company.	MGMT	Yes	For	For
					9. Mr. Shyamsunder Jaipuria is proposing his candidature for the office of a Director, be and is hereby appointed as a Director of the company.	MGMT	Yes	For	For

STERLITE INDUSTRIES	STLT IN	B13TC37 IN	7/23/2011	Tamil Nadu	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	No	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Sandeep Junnarkar, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					4. To appoint auditors and to fix their remuneration.	MGMT	No	DNA	DNA
					5. To the re-appointment of Mr. D. D. Jalan as Whole time Director of the company.	MGMT	No	DNA	DNA
					6. To revise the utilization of the proceeds of the Right issue of equity shares.	MGMT	No	DNA	DNA

JK Tyre & Industries Limited	JKI IN	B1NTC26 IN	7/29/2011	Kolkata	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	No	DNA	DNA
					2. To declare dividend.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Shri Om Prakash Khaitan, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Shri Bakul Jain, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					5. M/s Lodha & Co., Chartered Accountants are re-appointed as Auditors of the company.	MGMT	No	DNA	DNA
					6. Shri Kalpataru, who was appointed as an Additional Director of the Company, be appointed as a Director of the Company.	MGMT	No	DNA	DNA
					7. The re-appointment of Dr. Raghupati Singhania as Vice Chairman & Managing Director of the Company.	MGMT	No	DNA	DNA
					8. The re-appointment of Shri Bharat Hari Singhania as Managing Director of the Company.	MGMT	No	DNA	DNA

JSW STEEL LIMITED	JSTL IN	6101640 IN	7/25/2011	Mumbai	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	Yes	For	For
					2. To declare dividend on Cumulative Redeemable Preference shares.	MGMT	Yes	For	For
					3. To declare dividend on equity shares.	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. Seshagiri Rao M.V.S, who retires by rotation, and offers himself for re-appointment.	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr. Sudipto Sarkar, who retires by rotation, and offers himself for re-appointment.	MGMT	Yes	For	For
					6. To appoint a Director in place of Mr. Jayant Acharya, who retires by rotation, and offers himself for re-appointment.	MGMT	Yes	For	For
					7. To appoint a Director in place of Mr. Kannan Vijayaraghavan, who retires by rotation, and offers himself for re-appointment.	MGMT	Yes	For	For
					8. To appoint M/s Deloitte Haskins & Sells as Statutory Auditors of the company.	MGMT	Yes	For	For
					9. The company approves the increase in the ceiling on remuneration payable to Mr. Seshagiri Rao M.V.S.	MGMT	Yes	For	For
					10. The company approves the increase in the ceiling on remuneration payable to Dr. Vinod Nowal.	MGMT	Yes	For	For
					11. The company approves the increase in the ceiling on remuneration payable to Mr. Jayant Acharya.	MGMT	Yes	For	For

LUPIN LTD	LPC IN	6143761 IN	7/27/2011	Mumbai	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	Yes	For	For
					2. To declare a Dividend	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. Nilesh Gupta , who retires by rotation and being eligible, offers himself for re-appointment	MGMT	Yes	For	For
					4. To appoint a Director in place of Dr. K U Mada , who retires by rotation and being eligible, offers himself for re-appointment	MGMT	Yes	For	For
					5. To appoint Auditors & to fix their remuneration	MGMT	Yes	For	For

PRESTIGE ESTATES PROJECTS LTD	PEPL IN	B4T3LF9 IN	7/28/2011	BENGALURU	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	No	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. B. G. Koshy, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Jagdeesh K. Reddy, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					5. M/s. Deloitte Haskins & Sells, Chartered Accountants, being eligible & offer themselves for re-appointment.	MGMT	No	DNA	DNA
					6. Mr. Noaman Razack, who was appointed as an Director of the Company, be appointed as a Director of the Company.	MGMT	No	DNA	DNA
					7. Mr. Noaman Razack is appointed as Whole-Time Director of the Company.	MGMT	No	DNA	DNA
					8. The purpose of utilisation of the proceeds of the Initial Public Offer.	MGMT	No	DNA	DNA

TITAN INDUSTRIES LIMITED	TTAN IN	6139340 IN	7/28/2011	HOSUR	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	No	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Ishaat Hussain, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Ms. Vinita Bali, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. V Parthasarathy, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	SEDOL	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					6. M/s. Deloitte Haskins & Sells, Chartered Accountants, are re-appointed as Auditors of the Company.	MGMT	No	DNA	DNA
					7. Prof. Das Naryandas, who was appointed as an Additional Director of the Company, be appointed as a Director of the Company.	MGMT	No	DNA	DNA
					8. Mrs. Susan Mathew, who was appointed as an Director of the Company, be appointed as a Director of the Company.	MGMT	No	DNA	DNA
					9. Dr. N Sundaradevan, IAS who was appointed as an Director of the Company, be appointed as a Director of the Company.	MGMT	No	DNA	DNA

CESC LIMITED	CESC IN	6304728 IN	7/29/2011	KOLKATA	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	No	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Khaitan, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Banerjee who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					5. Re-appointment of Messers. Lovelock & Lewers as Auditors of the Company	MGMT	No	DNA	DNA
					6. To mortgaging and/ or charging by the Board of Directors of the Company of all the immovable and movable properties of the Company, wheresoever situate, present and future, in favour of Standard Chartered Bank for its foreign currency loan together with interests, charges, expenses, front-end fees and all other monies payable by the Company to SCB, in terms of the Letter of Sanction, Facility Agreement, Hypothecation Agreement or any other Agreement or any amendment thereto entered/to be enters into by the Company with SCB so that the mortgage and/or charge may be created by the Company in favour of SCB	MGMT	No	DNA	DNA

CORE PROJECTS AND TECHNOLOGIES LIMITED	CPTL IN	B1XX1Q5 IN	7/28/2011	Postal Ballot	1. Special Resolution for change in Main Object Clause of the Memorandum of Association of the Company	MGMT	Yes	For	For
					2. Special Resolution for change in certain clauses of Articles of Association	MGMT	Yes	For	For

TTK PRESTIGE LIMITED	TTKPT IN	6907484 IN	7/15/2011	HOSUR	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	No	DNA	DNA
					2. To declare a dividend.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. R. Srinivasan, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Dr. (Mrs.) Latha Jagannathan, who retires by rotation, and offers herself for re-appointment	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. K. Shankaran, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					6. To appoint the Auditors and to fix their remuneration.	MGMT	No	DNA	DNA

WIPRO LTD	WPRO IN	6206051 IN	7/19/2011	BANGALORE	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	No	DNA	DNA
					2. Confirm the Payment of Interim Dividend & to Declare the Final Dividend	MGMT	No	DNA	DNA
					3. To appoint a Director in the place of Mr Suresh C Sanapthy who retires by rotation and being eligible, offers himself for re-appointment	MGMT	No	DNA	DNA
					4. To appoint a Director in the place of Mr William Suresh C Sanapthy who retires by rotation and being eligible, offers himself for re-appointment	MGMT	No	DNA	DNA
					5. To appoint a Director in the place of Mr B.C. Prabhakar who retires by rotation and being eligible, offers himself for re-appointment	MGMT	No	DNA	DNA
					6. To appoint Auditors M\s M.S. BSR & C. as the Auditors of the Company and to fix their remuneration	MGMT	No	DNA	DNA
					7. Appointment of Mr M.K.Sharma as the Director of the company.	MGMT	No	DNA	DNA
					8. Appointment of Mr T.K.Kurien as the Director of the company.	MGMT	No	DNA	DNA
					9. Re-appointment of the Mr. Azim Premji, as chairman & Managing Director of the Company	MGMT	No	DNA	DNA
					10. To Approve One time Severance Payment of 70 Million to Mr Girish S Paranjpe who Resigned from the company as joint CEO & Director	MGMT	No	DNA	DNA
					11. To Approve One time Severance Payment of 70 Million to Mr Suresh Vaswani who Resigned from the company as joint CEO & Director	MGMT	No	DNA	DNA
					12. Payment of the Remuneration by way of Commission to the Non Executive Director of the Company	MGMT	No	DNA	DNA

HAVELLS INDIA LIMITED	HAVL IN	6709776 IN	8/1/2011	NEW DELHI	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	No	DNA	DNA
					2. To declare a dividend.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Shri. Avinash Parkash Gandhi, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Shri. Niten Malhan, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					5. To the re-appointment of M/s V. R. Bansal & Associates as the Auditors of the Company.	MGMT	No	DNA	DNA
					6. To appoint M/s S. R. Batliboi & Co., Chartered Accountants and M/s V. R. Bansal & Associates, Chartered Accountants as Joint Auditors of the company.	MGMT	No	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	SEDOL	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
EVERONN EDUCATION LIMITED	EEDU IN	B1CLBH1 IN	8/3/2011	Chennai	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	No	DNA	DNA
					2. To declare dividend on equity shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. R. Sankaran, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Dr. K. M. Marimuthu, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					4. To appoint M/s P. Chandrasekar, Chartered Accountants, as Statutory Auditors of the Company.	MGMT	No	DNA	DNA
					5. Dr. Jamshed J Irani, who was appointed as an Additional director is hereby appointed as a director of the company.	MGMT	No	DNA	DNA
					6. Mr. Nikhil P Gandhi, who was appointed as an Additional director is hereby appointed as a director of the company.	MGMT	No	DNA	DNA
					7. Dr. M. S. Vijay Kumar, who was appointed as an Additional director is hereby appointed as a director of the company.	MGMT	No	DNA	DNA
					8. Appointment and fixation of remuneration of Mr. P Kishore, Managing Director of the Company.	MGMT	No	DNA	DNA
					9. Appointment and fixation of remuneration of Mrs. Susha John, Whole-time Director of the Company.	MGMT	No	DNA	DNA

TATA STEEL LTD	TATA IN	6101156 IN	8/3/2011	MUMBAI	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	Yes	For	For
					2. To declare dividend on Ordinary shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. R. N. Tata, who retires by rotation, and offers himself for re-appointment	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. Nusli N. Wadia, who retires by rotation, and offers himself for re-appointment	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr. Subodh Bhargava, who retires by rotation, and offers himself for re-appointment	MGMT	Yes	For	For
					6. To appoint a Director in place of Mr. Jacobus Schraven, who retires by rotation, and offers himself for re-appointment	MGMT	Yes	For	For
					7. To appoint Auditors and fix their remuneration.	MGMT	Yes	For	For
					8. Dr. Karl Ulrich Koehler, who was appointed as an Additional director is hereby appointed as a director of the company.	MGMT	Yes	For	For
					9. Commission to Directors other than the Managing and Whole-time Director shall not exceed 1% per annum of the net profits of the Company.	MGMT	Yes	For	For

DLF LIMITED	DLFU IN	2116842 US	8/4/2011	GURGAON	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	No	DNA	DNA
					2. To declare a dividend.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Ms. Pia Singh, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. G. S. Talwar, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. K. N. Memani, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					6. Mr. Ravinder Narain, a Director who retires by rotation and expressed his desire not to offer himself for re-appointed and the vacancy be not filled.	MGMT	No	DNA	DNA
					7. To appoint Auditors and to fix their remuneration.	MGMT	No	DNA	DNA
					8. To the appointment of Mr. Rahul Talwar as Senior Management Trainee of the Company.	MGMT	No	DNA	DNA
					9. To the appointment of Ms. Kavita Singh as an Advisor to DLF Universal Limited.	MGMT	No	DNA	DNA

CUMMINS INDIA LIMITED	KKC IN	6294863 IN	8/4/2011	Pune	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	No	DNA	DNA
					2. To declare final dividend on equity shares and to ratify the interim dividend declared by the Board of Directors	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Mark Levett, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Venu Srinivasan, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. Rajeev Bakshi, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					6. To appoint Auditors of the Company	MGMT	No	DNA	DNA

MAHINDRA AND MAHINDRA LIMITED	MM IN	6100186 IN	8/8/2011	Mumbai	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	Yes	For	For
					2. To declare dividend on equity shares.	MGMT	Yes	For	For
					3. To appoint a Director in place of Mr. Anand G. Mahindra, who retires by rotation, and offers himself for re-appointment	MGMT	Yes	For	For
					4. To appoint a Director in place of Mr. Bharat Doshi, who retires by rotation, and offers himself for re-appointment	MGMT	Yes	For	For
					5. To appoint a Director in place of Mr. Nadir B. Godraj, who retires by rotation, and offers himself for re-appointment	MGMT	Yes	For	For
					6. To appoint a Director in place of Mr. M. M. Murugappan, who retires by rotation, and offers himself for re-appointment	MGMT	Yes	For	For
					7. To appoint M/s Deloitte Haskins & Sells, Chartered Accountants, as Auditors of the Company.	MGMT	Yes	For	For
					8. To the revision in the scale of salary payable to Mr. Anand G. Mahindra as Managing Director of the Company.	MGMT	Yes	For	For

ESSAR OIL LIMITED	ESOIL IN	6152217 IN	8/12/2011	JAMNAGAR	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Ruia, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Ruia, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Sampath, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					5. To appoint Auditors of the Company	MGMT	No	DNA	DNA
					6. To allow issuance of equity shares via GDR or ADR	MGMT	No	DNA	DNA
					7. To issue stock options for employees.	MGMT	No	DNA	DNA

Issuer of	Exchange		Shareholder	Location		Who Proposed	Whether Fund		Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Fund’s	or Against
Security	Symbol	SEDOL	Date	Meeting	Summary of Matter Voted On	/ Shareholder	on Matter	Vote	Management
					8. To allow Board of Driectors to borrow upto 40,000 Crore Rupees for mortgage purposes.	MGMT	No	DNA	DNA
					9. To allow Board of Driectors to borrow upto 40,000 Crore Rupees.	MGMT	No	DNA	DNA

APOLLO TYRES LTD	APTY IN	6168902 IN	8/11/2011	Kerala	1. To receive, consider and adopt the balance sheet and profit & loss account	MGMT	No	DNA	DNA
					2. To declare final dividend on equity shares and to ratify the interim dividend declared by the Board of Directors	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mr. Balakrishnan, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. Steinmetz, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. Purwar, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					6. To appoint Auditors and to fix their remuneration.	MGMT	No	DNA	DNA
					7. To appoint a Director in place of Mr. Schroff, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					8. To appoint a Director in place of Mr. Purwar, who retires by rotation, and offers himself for re-appointment	MGMT	No	DNA	DNA
					9. To approve the Financial Institutions Agents and Trustees for Debentures holders.	MGMT	No	DNA	DNA

MUNDRA PORT AND SPECIAL ECONOMIC ZONE LTD	MSEZ IN	B28XXH2 IN	8/10/2011	Ahmedabad	1. To receive, consider and adopt the Audited Balance Sheet as at March 31, 2011, the Profit and Loss Account for the year ended on that date and the Reports of the Directors and Auditors thereon.	MGMT	No	DNA	DNA
					2. To confirm the payment of first and second interim dividend on equity shares for the year 2010-11.	MGMT	No	DNA	DNA
					3. To confirm the payment of dividend on preference shares for the year 2010-11.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mr. S. Venkiteswaran, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Dr. Malay Mahadevia, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					6. To appoint a Director in place of Mr. Arun Duggal, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					7. To appoint Auditors to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company and to fix their remuneration.	MGMT	No	DNA	DNA
					8. To appoint a Director in place of Dr. Dholakia, who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					9. To allow Board of Driectors to borrow upto 20,000 Crore Rupees.	MGMT	No	DNA	DNA
					10. The Company shall also be at liberty to have an official seal in accordance with Section 50 of the Act, for use in any territory, district or place outside India.	MGMT	No	DNA	DNA
					11. To allow issuance of equity shares via GDR or ADR	MGMT	No	DNA	DNA

GLENMARK PHARMACEUTICALS LTD	GNP IN	6698755 IN	8/11/2011	MUMBAI	1. To receive, consider, approve and adopt the Audited Balance Sheet as at 31st March, 2011 and the Profit and Loss Account of the Company for the year ended on that date together with the reports of the Directors and Auditors thereon.	MGMT	No	DNA	DNA
					2. To declare dividend on Equity Shares.	MGMT	No	DNA	DNA
					3. To appoint a Director in place of Mrs. B. E. Saldanha who retires by rotation and being eligible, offers herself for re-appointment.	MGMT	No	DNA	DNA
					4. To appoint a Director in place of Mrs. Cheryl Pinto who retires by rotation and being eligible, offers herself for re-appointment.	MGMT	No	DNA	DNA
					5. To appoint a Director in place of Mr. D. R. Mehta who retires by rotation and being eligible, offers himself for re-appointment.	MGMT	No	DNA	DNA
					6. To appoint M/s Walker, Chandiok & Co., Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.	MGMT	No	DNA	DNA

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President
(principal executive officer)

Date	August 18, 2011

*	Print the name and title of each signing officer under his or her signature.